CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited)	January 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.3%
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.5%
Bandwidth Inc., Class A Shares	718,990	$128,080,878	*
Iridium Communications Inc.	1,653,799	81,482,677	*

TOTAL COMMUNICATION SERVICES		209,563,555

CONSUMER DISCRETIONARY - 10.1%
Auto Components - 2.5%
Fox Factory Holding Corp.	1,272,843	152,282,936	*

Distributors - 0.8%
Core-Mark Holding Co. Inc.	1,588,004	48,704,083

Diversified Consumer Services - 3.0%
Chegg Inc.	1,909,677	181,915,831	*

Internet & Direct Marketing Retail - 0.3%
Poshmark Inc., Class A Shares	226,220	15,785,632	*

Specialty Retail - 3.5%
Monro Inc.	990,343	57,905,355
National Vision Holdings Inc.	2,958,722	137,195,939	*
Vroom Inc.	431,980	15,909,824	*

Total Specialty Retail		211,011,118

TOTAL CONSUMER DISCRETIONARY		609,699,600

CONSUMER STAPLES - 5.8%
Food & Staples Retailing - 4.3%
BJ’s Wholesale Club Holdings Inc.	3,226,288	135,729,936	*
Casey’s General Stores Inc.	498,876	93,529,273
Grocery Outlet Holding Corp.	725,199	30,958,745	*

Total Food & Staples Retailing		260,217,954

Food Products - 1.5%
Calavo Growers Inc.	551,932	42,029,622
Hain Celestial Group Inc.	1,187,329	49,375,076	*

Total Food Products		91,404,698

TOTAL CONSUMER STAPLES		351,622,652

ENERGY - 1.0%
Energy Equipment & Services - 1.0%
Cactus Inc., Class A Shares	1,056,199	27,672,414
ChampionX Corp.	1,685,250	25,767,472	*
Newpark Resources Inc.	3,670,520	8,772,543	*

TOTAL ENERGY		62,212,429

See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2021 Quarterly Report	1

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	SHARES	VALUE
FINANCIALS - 5.8%
Banks - 1.5%
Western Alliance Bancorp	1,284,962	$87,608,709

Capital Markets - 1.6%
Hamilton Lane Inc., Class A Shares	551,668	41,579,217
PJT Partners Inc., Class A Shares	791,912	54,634,009

Total Capital Markets		96,213,226

Insurance - 2.7%
American Equity Investment Life Holding Co.	1,826,961	53,328,991
Trupanion Inc.	975,483	109,449,193	*

Total Insurance		162,778,184

TOTAL FINANCIALS		346,600,119

HEALTH CARE - 27.6%
Biotechnology - 6.6%
Amicus Therapeutics Inc.	2,579,211	48,772,880	*
Biohaven Pharmaceutical Holding Co. Ltd.	520,821	44,384,366	*
CareDx Inc.	1,228,210	93,872,090	*
Heron Therapeutics Inc.	3,047,372	52,902,378	*
Invitae Corp.	1,884,127	93,301,969	*
Ultragenyx Pharmaceutical Inc.	454,113	62,935,521	*

Total Biotechnology		396,169,204

Health Care Equipment & Supplies - 8.6%
CryoPort Inc.	768,158	52,388,376	*
Insulet Corp.	344,723	92,103,091	*
Integra LifeSciences Holdings Corp.	1,650,516	109,000,077	*
iRhythm Technologies Inc.	278,969	46,983,959	*
Penumbra Inc.	619,604	161,772,408	*
Silk Road Medical Inc.	1,008,859	55,013,081	*

Total Health Care Equipment & Supplies		517,260,992

Health Care Providers & Services - 3.2%
Progyny Inc.	2,241,500	104,834,955	*
Surgery Partners Inc.	2,277,966	84,922,572	*

Total Health Care Providers & Services		189,757,527

Health Care Technology - 3.6%
Certara Inc.	770,550	26,522,331	*
Health Catalyst Inc.	1,289,391	64,056,945	*
Omnicell Inc.	555,156	65,397,377	*
Vocera Communications Inc.	1,439,293	63,256,927	*

Total Health Care Technology		219,233,580

Life Sciences Tools & Services - 4.4%
ICON PLC	634,803	129,379,200	*
Quanterix Corp.	251,091	16,255,631	*
Syneos Health Inc.	1,569,849	116,718,273	*

Total Life Sciences Tools & Services		262,353,104

See Notes to Schedule of Investments.

2	ClearBridge Small Cap Growth Fund 2021 Quarterly Report

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	SHARES	VALUE
Pharmaceuticals - 1.2%
Caris Life Sciences Inc.	2,075,035	$6,660,863	*(a)(b)(c)
Pacira BioSciences Inc.	998,091	65,953,853	*

Total Pharmaceuticals		72,614,716

TOTAL HEALTH CARE		1,657,389,123

INDUSTRIALS - 15.6%
Aerospace & Defense - 1.1%
Aerojet Rocketdyne Holdings Inc.	1,254,458	65,281,994	*

Air Freight & Logistics - 2.7%
Forward Air Corp.	979,642	70,230,535
XPO Logistics Inc.	854,798	94,378,247	*

Total Air Freight & Logistics		164,608,782

Building Products - 4.8%
Masonite International Corp.	729,645	72,599,678	*
Trex Co. Inc.	2,338,391	214,594,142	*

Total Building Products		287,193,820

Commercial Services & Supplies - 0.5%
US Ecology Inc.	900,283	29,709,339

Electrical Equipment - 2.1%
Bloom Energy Corp., Class A Shares	1,866,636	65,164,263	*
Shoals Technologies Group Inc., Class A Shares	1,855,600	62,960,508	*

Total Electrical Equipment		128,124,771

Machinery - 3.4%
Albany International Corp., Class A Shares	480,835	33,427,649
Hydrofarm Holdings Group Inc.	294,310	22,223,348	*
IDEX Corp.	204,555	38,086,096
RBC Bearings Inc.	379,431	63,490,189	*
Tennant Co.	721,933	48,910,961

Total Machinery		206,138,243

Trading Companies & Distributors - 1.0%
H&E Equipment Services Inc.	1,744,180	47,930,066
MRC Global Inc.	1,417,876	9,797,523	*

Total Trading Companies & Distributors		57,727,589

TOTAL INDUSTRIALS		938,784,538

INFORMATION TECHNOLOGY - 28.4%
Communications Equipment - 0.8%
Viavi Solutions Inc.	2,999,582	46,343,542	*

See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2021 Quarterly Report	3

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2021

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - 1.2%
Brain Corp.	1,923,387	$10,674,798	*(a)(b)(c)
nLIGHT Inc.	907,818	28,759,674	*
OSI Systems Inc.	333,366	30,009,607	*

Total Electronic Equipment, Instruments & Components		69,444,079

IT Services - 2.9%
Cardtronics PLC, Class A Shares	825,197	32,058,903	*
Shift4 Payments Inc., Class A Shares	595,074	38,685,761	*
Wix.com Ltd.	428,283	105,807,315	*

Total IT Services		176,551,979

Semiconductors & Semiconductor Equipment - 7.6%
Allegro MicroSystems Inc.	1,033,910	28,866,767	*
Brooks Automation Inc.	814,086	61,675,156
Inphi Corp.	925,519	156,051,759	*
Lattice Semiconductor Corp.	1,525,074	61,170,718	*
Monolithic Power Systems Inc.	422,980	150,280,564

Total Semiconductors & Semiconductor Equipment		458,044,964

Software - 15.9%
Aspen Technology Inc.	701,415	93,919,468	*
Cornerstone OnDemand Inc.	1,724,212	70,520,271	*
Envestnet Inc.	922,443	70,779,051	*
HubSpot Inc.	280,826	104,523,437	*
Jamf Holding Corp.	1,257,774	46,449,594	*
Model N Inc.	1,299,118	44,144,030	*
New Relic Inc.	829,267	62,344,293	*
PagerDuty Inc.	2,166,530	105,575,007	*
Paycor Inc.	558	19,530,000	*(a)(b)(c)
Qualys Inc.	826,613	114,461,102	*
Smartsheet Inc., Class A Shares	540,921	37,723,831	*
Varonis Systems Inc.	760,142	134,370,301	*
Yext Inc.	2,963,832	49,999,846	*

Total Software		954,340,231

TOTAL INFORMATION TECHNOLOGY		1,704,724,795

MATERIALS - 0.8%
Chemicals - 0.8%
Balchem Corp.	446,319	47,769,523

REAL ESTATE - 0.7%
Real Estate Management & Development - 0.7%
Redfin Corp.	592,594	42,198,619	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,911,528,210)		5,970,564,953

See Notes to Schedule of Investments.

4	ClearBridge Small Cap Growth Fund 2021 Quarterly Report

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.1%
JPMorgan 100% U.S. Treasury Securities Money
Market Fund, Institutional Class	0.006%	50,997,816	$50,997,816
Western Asset Premier Institutional U.S. Treasury
Reserves, Premium Shares	0.010%	12,749,454	12,749,454	(d)

TOTAL SHORT-TERM INVESTMENTS (Cost - $63,747,270)			63,747,270

TOTAL INVESTMENTS - 100.4% (Cost - $2,975,275,480)			6,034,312,223
Liabilities in Excess of Other Assets - (0.4)%			(21,580,060)

TOTAL NET ASSETS - 100.0%			$6,012,732,163

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 3).

(d)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2021, the total market value of investments in Affiliated Companies was $12,749,454 and the cost was $12,749,454 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2021 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Health Care	$1,650,728,260	—	$6,660,863	$1,657,389,123
Information Technology	1,674,519,997	—	30,204,798	1,704,724,795
Other Common Stocks	2,608,451,035	—	—	2,608,451,035

Total Long-Term Investments	5,933,699,292	—	36,865,661	5,970,564,953

Short-Term Investments†	63,747,270	—	—	63,747,270

Total Investments	$5,997,446,562	—	$36,865,661	$6,034,312,223

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2021. The following transactions were effected in such company for the period ended January 31, 2021.

	Affiliate Value at October 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$16,004,810	$53,853,674	53,853,674	$57,109,030	57,109,030	—	$487	—	$12,749,454

8

Notes to Schedule of Investments (unaudited) (continued)

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of a readily ascertainable market value, is valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 1/31/2021	Value Per Share	Percent of Net Assets
Brain Corp.	1,923,387	4/20, 11/20	$10,146,825	$10,674,798	$5.55	0.18%
Caris Life Sciences Inc.	2,075,035	10/20	5,727,097	6,660,863	3.21	0.11
Paycor Inc.	558	12/20	19,530,000	19,530,000	3,500.00	0.32

			$35,403,922	$36,865,661		0.61%

9